Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares		Additional paid-in capital	Statutory reserves	Accumulated deficit	Accumulated other comprehensive income/(loss)	Non- controlling interest	Total
Balance at Mar. 31, 2023		$ 1,185	[1]	$ 84,241,600	$ 1,309,109	$ (69,273,018)	$ 1,735,135	$ (1,346,859)	$ 16,667,152
Balance (in Shares) at Mar. 31, 2023	[1]	7,900
Fractional shares issued for reverse stock split		$ 60	[1]	(60)
Fractional shares issued for reverse stock split (in Shares)	[1]	403
Issuance of shares and warrants in private placements		$ 498	[1]	2,589,102					2,589,600
Issuance of shares and warrants in private placements (in Shares)	[1]	3,320
Net (loss) income			[1]			(4,234,228)		(14)	(4,234,242)
Foreign currency translation difference			[1]				(729,373)		(729,373)
Balance at Mar. 31, 2024		$ 1,743	[1]	86,830,642	1,309,109	(73,507,246)	1,005,762	(1,346,873)	14,293,137
Balance (in Shares) at Mar. 31, 2024	[1]	11,623
Cancellation of shares		$ (55)	[1]	55
Cancellation of shares (in Shares)	[1]	(367)
Divestiture of Jiuxin Investment		$ (2,548)	[1]	(4,896,722)	(1,309,109)		(2,440,344)	1,341,489	(7,307,234)
Divestiture of Jiuxin Investment (in Shares)	[1]	(16,989)
Acquisition of Ridgeline		$ 2,225	[1]	3,580,025					3,582,250
Acquisition of Ridgeline (in Shares)	[1]	14,833
Sale of shares and in a private placement, net		$ 4,490	[1]	7,628,510					7,633,000
Sale of shares and in a private placement, net (in Shares)	[1]	29,933
Net (loss) income			[1]			10,194,467		5,384	10,199,851
Foreign currency translation difference			[1]				1,235,378		1,235,378
Balance at Mar. 31, 2025		$ 5,855	[1]	93,142,510		(63,312,779)	(199,204)		29,636,382
Balance (in Shares) at Mar. 31, 2025	[1]	39,033
Sale of shares and in a private placement, net		$ 119,485	[1]	10,763,772					10,883,257
Sale of shares and in a private placement, net (in Shares)	[1]	796,567
Cashless exercise of stock warrants		$ 7,751	[1]	(7,751)
Cashless exercise of stock warrants (in Shares)	[1]	51,671
Net (loss) income			[1]			(1,250,422)			(1,250,422)
Foreign currency translation difference			[1]				1,507,421		1,507,421
Balance at Mar. 31, 2026		$ 133,091	[1]	$ 103,898,531		$ (64,563,201)	$ 1,308,217		$ 40,776,638
Balance (in Shares) at Mar. 31, 2026	[1]	887,271

[1]	All share numbers and share amounts presented have been retroactively adjusted to reflect the 1-for-150 reverse share split effective April 7, 2026.